INCOME TAXES - Schedule of Components of Income Tax Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016	Nov. 01, 2015
Current:
Federal	$ 23,885	$ 22,602	$ 12,366
State	3,218	3,179	336
Foreign	445	838	1,638
Total current	27,548	26,619	14,340
Deferred:
Federal	(358)	105	(5,193)
State	769	1,380	91
Foreign	455	(167)	(266)
Total deferred	866	1,318	(5,368)
Total provision	$ 28,414	$ 27,937	$ 8,972